Financial risk management - Gains and Losses in OCI from Financial Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative instruments release period	12 months
Accumulated other comprehensive income, gain (loss) on financial instruments, net of taxes	€ 21.7	€ (7.6)	€ 7.6
Purchase transactions
Derivative [Line Items]
Purchase and sales transactions	25.6	(8.9)	5.5
Accumulated other comprehensive income, gain (loss) on financial instruments, net of taxes	21.7	(7.6)	4.7
Sales transactions
Derivative [Line Items]
Purchase and sales transactions	0.0	0.0	3.4
Accumulated other comprehensive income, gain (loss) on financial instruments, net of taxes	€ 0.0	€ 0.0	€ 2.9